Label	Element	Value
Jackson Square International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square International Growth Fund
Jackson Square Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square Global Growth Fund
Jackson Square Large-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square Large-Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Predecessor Fund (as defined below) was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees for the Investor Class and Institutional Class.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for the annual periods through December 31, 2020.

The performance information shown below for the Fund’s Investor Class Shares represent the performance of the Predecessor Fund’s Class A shares, performance for the Fund’s Institutional Class Shares represent the performance of the Predecessor Fund’s Institutional Class shares, and performance for the Fund’s IS Class Shares represent the performance of the Predecessor Fund’s Class R6 shares. The Fund’s performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund. The Adviser of the Fund served as the sole sub-adviser to the Predecessor Fund.

Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual returns over time compare with a broad-based securities market index. The returns reflect any expense limitation arrangements in effect during these periods, without which, the returns would be lower. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at http://www.jspfunds.com or by calling 844-577-3863.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied for the annual periods through December 31, 2020.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844-577-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.jspfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year total return as of December 31 – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods illustrated in this bar chart, the Investor Class’ highest quarterly return was 29.79% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.19% for the quarter ended Dec. 31, 2018.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.19%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (“IRAs”). After tax returns are shown for IS Class shares only. After-tax returns for other classes will vary.
Jackson Square Large-Cap Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3849.00%
5 Years	rr_AverageAnnualReturnYear05	2100.00%
10 Years	rr_AverageAnnualReturnYear10	1721.00%
Jackson Square Large-Cap Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	55.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	25.00%
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	10.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.00%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	96.00%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Annual Return 2011	rr_AnnualReturn2011	7.73%
Annual Return 2012	rr_AnnualReturn2012	15.67%
Annual Return 2013	rr_AnnualReturn2013	33.86%
Annual Return 2014	rr_AnnualReturn2014	12.44%
Annual Return 2015	rr_AnnualReturn2015	4.88%
Annual Return 2016	rr_AnnualReturn2016	(5.39%)
Annual Return 2017	rr_AnnualReturn2017	27.89%
Annual Return 2018	rr_AnnualReturn2018	(3.50%)
Annual Return 2019	rr_AnnualReturn2019	26.85%
Annual Return 2020	rr_AnnualReturn2020	44.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[3]
1 Year	rr_AverageAnnualReturnYear01	3586.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1501.00%	[3]
10 Years	rr_AverageAnnualReturnYear10	1475.00%	[3]
Jackson Square Large-Cap Growth Fund | Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[3]
1 Year	rr_AverageAnnualReturnYear01	3235.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1165.00%	[3]
10 Years	rr_AverageAnnualReturnYear10	1268.00%	[3]
Jackson Square Large-Cap Growth Fund | Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Portfolio Shares	[3]
1 Year	rr_AverageAnnualReturnYear01	2361.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	1108.00%	[3]
10 Years	rr_AverageAnnualReturnYear10	1179.00%	[3]
Jackson Square Large-Cap Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	55.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	10.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.00%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	71.00%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4449.00%
5 Years	rr_AverageAnnualReturnYear05	1667.00%
10 Years	rr_AverageAnnualReturnYear10	1572.00%
Jackson Square Large-Cap Growth Fund | IS Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	55.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Plan Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.00%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	61.00%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 762
Label	rr_AverageAnnualReturnLabel	Return Before Taxes	[4]
1 Year	rr_AverageAnnualReturnYear01	4482.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2012.00%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2016	[4]
Jackson Square Select 20 Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square Select 20 Growth Fund
Jackson Square SMID-Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Jackson Square SMID-Cap Growth Fund

[1]	Jackson Square Partners, LLC (the “Adviser” or “Jackson Square”) has contractually agreed to waive its management fees and pay Fund expenses in order to ensure that Total Annual Fund Operating Expenses (excluding Rule 12b-1 fees, Shareholder Servicing Plan fees, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) do not exceed 0.64% of the average daily net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite but cannot be terminated through at least April 30, 2023. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Fund’s Board or the Adviser.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include available shareholder servicing plan fees for the Investor Class and Institutional Class.
[3]	The performance shown for the Investor Class Shares reflects the Predecessor Funds 5.75% sales charge for its Class A shares, which does not apply to Investor Class shares. Had the sales charge not been reflected, the performance shown would be higher.
[4]	The R6 Class shares of the Predecessor Fund, which were reorganized into the IS Class shares of the Fund effective at the close of business on April 16, 2021, commenced operations on May 2, 2016.